Income Tax (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Composition of deferred tax assets:
Net loss carry-forward	$ 1,121,229	$ 814,000
Valuation allowance	(1,121,229)	(814,000)
Deferred tax assets